                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments -- July 31, 2007 (Unaudited)

PAR
AMOUNT
(000)     DESCRIPTION                                                   COUPON      MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS  196.9%
          ALABAMA  3.8%
$   3,660 Alabama St Brd Ed Rev & Impt
             Southn Univ St Cmnty Rfdg
             (MBIA Insd) (a) ....................................        5.250%     07/01/20     $  3,856,103
    7,700 Birmingham Baptist Med Ctr AL
             Baptist Hlth Sys Ser A .............................        5.000      11/15/30        7,589,967
      750 Birmingham Baptist Med Ctr AL
             Baptist Hlth Sys Ser A .............................        5.875      11/15/24          785,242
    1,000 Jefferson Cnty, AL Ltd Oblig Sch
             Wt Ser A ...........................................        5.000      01/01/24        1,032,340
    2,250 Jefferson Cnty, AL Ltd Oblig Sch
             Wt Ser A ...........................................        5.250      01/01/23        2,365,448
    7,940 University AL at Birmingham Hosp Rev
             Ser A (b) ..........................................        5.000      09/01/36        8,206,109
    9,840 University AL at Birmingham Hosp Rev
             Ser A (b) ..........................................        5.000      09/01/41       10,125,508
                                                                                                 ------------
                                                                                                   33,960,717
                                                                                                 ------------
          ALASKA  1.8%
    2,000 Alaska St Hsg Fin Corp Gen Hsg
             Ser A (FGIC Insd) ..................................        5.000      12/01/30        2,061,120
    1,250 Alaska St Hsg Fin Corp Gen Hsg
             Ser A (FGIC Insd) ..................................        5.250      12/01/34        1,310,712
    3,650 Alaska St Intl Arpt Rev Ser B
             (AMBAC Insd) (Prerefunded @
             10/01/12) ..........................................        5.250      10/01/27        3,891,557
    1,575 Matanuska-Susitna Boro, AK Ctf
             Partn Pub Safety Bldg Lease
             (FSA Insd) .........................................        5.750      03/01/16        1,647,781


          ALASKA (CONTINUED)
    7,300 Northern Tob Sec Corp Rev Bkd
             Ser A ..............................................        5.000      06/01/46        6,678,551
                                                                                                 ------------
                                                                                                   15,589,721
                                                                                                 ------------
          ARIZONA  2.8%
    1,000 Arizona Hlth Fac Auth Hosp Sys
             Rev John C Lincoln Hlth
             Network (Prerefunded @
             12/01/12) ..........................................        6.375      12/01/37        1,126,470
    6,075 Glendale, AZ Indl Dev Auth John
             C Lincoln Hlth Rfdg Ser B ..........................        5.000      12/01/37        5,930,901
    3,050 Glendale, AZ Indl Dev Auth Rfdg .......................        5.000      12/01/35        2,993,117
    3,500 Maricopa Cnty, AZ Hosp Rev
             Sun Hlth Corp ......................................        5.000      04/01/35        3,460,975
   11,750 University of AZ Med Ctr Corp .........................        5.000      07/01/35       11,618,753
                                                                                                 ------------
                                                                                                   25,130,216
                                                                                                 ------------
          ARKANSAS  0.2%
    1,395 Washington Cnty, AR Hosp Rev
             Regl Med Ctr Rfdg Ser B ............................        5.000      02/01/30        1,379,209
                                                                                                 ------------

          CALIFORNIA  27.0%
    1,300 Anaheim, CA Pub Fin Auth
             Lease Rev Pub Impt Proj Ser
             C (FSA Insd) .......................................        6.000      09/01/16        1,483,261
   11,235 Anaheim, CA Pub Fin Auth Rev
             Elec Sys Dist Fac Ser A (FSA
             Insd) ..............................................        5.000      10/01/31       11,626,764
    1,000 California Cnty, CA Tob Agy Tob
             Sec Sonoma Cnty Corp Rfdg ..........................        5.250      06/01/45          954,960
    6,355 California Ed Fac Auth Rev
             Pepperdine Univ Rfdg Ser A
             (FGIC Insd) ........................................        5.000      09/01/33        6,528,237
    1,200 California Hlth Fac Fin Auth Rev
             Kaiser Permanente Ser A ............................        5.250      04/01/39        1,223,340
    3,000 California Hsg Fin Agy Rev Home
              Mtg Ser G (AMT) (b) ...............................        4.950      08/01/23        3,019,335
    2,000 California Hsg Fin Agy Rev Home
              Mtg Ser G (AMT) (b) ...............................        5.050      02/01/29        2,012,890
    4,440 California Hsg Fin Agy Rev Home
              Mtg Ser M (AMT) (b) ...............................        4.700      08/01/36        4,204,315
    7,300 California Hsg Fin Agy Rev Home
              Mtg Ser M (AMT) (b) ...............................        4.750      08/01/42        7,044,245

          CALIFORNIA (CONTINUED)
    1,500 California Pollutn Ctl Fin Auth
             Solid Waste Disp Rev Waste
             Mgmt Inc Proj Ser B (AMT) ..........................        5.000      07/01/27        1,456,650
    1,050 California St (AMBAC Insd) ............................        5.125      10/01/27        1,062,264
    6,295 California St (AMBAC Insd)
             (Prerefunded @ 10/01/07) ...........................        5.125      10/01/27        6,372,114
    1,000 California St Dept Wtr Res Ctr
             Vly Proj Rev Wtr Sys Ser X
             (FGIC Insd) ........................................        5.000      12/01/29        1,034,920
    6,500 California St Dept Wtr Res Pwr
             Ser A (AMBAC Insd)
             (Prerefunded @ 5/01/12) ............................        5.375      05/01/18        7,020,975
    2,000 California St Dept Wtr Res Pwr
             Ser A (Prerefunded @
             5/01/12) ...........................................        6.000      05/01/15        2,214,260
   11,000 California St (Prerefunded @
             2/01/14) ...........................................        5.000      02/01/33       11,750,640
    1,000 California St Pub Wks Brd UCLA
             Replacement Hosp Ser A
             (FSA Insd) .........................................        5.375      10/01/20        1,058,050
    5,000 California St Rfdg ....................................        5.000      08/01/28        5,154,550
    8,740 California St Veterans Ser CD (AMT) (b) ...............        4.600      12/01/32        8,932,608
    5,000 California St Univ Rev & Co
             Systemwide Ser A (AMBAC
             Insd) ..............................................        5.000      11/01/33        5,160,250
    1,350 California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A .........................................        5.000      07/01/39        1,319,409
    9,015 California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A .........................................        5.250      07/01/30        9,139,858
    3,000 California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A .........................................        5.000      03/01/30        3,011,130
    3,750 California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A .........................................        5.000      03/01/35        3,752,175

          CALIFORNIA (CONTINUED)
    2,300 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B ..............................................        5.000      03/01/41        2,296,182
    4,000 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B ..............................................        5.250      03/01/45        4,063,320
    3,360 California Statewide Cmnty Dev
             Auth Rev Sutter Hlth Ser A .........................        5.000      11/15/43        3,360,202
    6,240 California Statewide Cmnty Dev Auth Rev
             Kaiser Permanente Ser A (b) ........................        5.000      04/01/31        6,287,174
    2,000 El Dorado, CA Irr Dist Ctf Ser A
             (FGIC Insd) ........................................        5.000      03/01/21        2,068,260
    2,000 Florin, CA Res Consv Dist Cap
             Impt Elk Grove Wtr Svc Ser A
             (MBIA Insd) ........................................        5.000      09/01/33        2,061,620
    3,000 Florin, CA Res Consv Dist Cap
             Impt Elk Grove Wtr Svc Ser B
             (MBIA Insd) ........................................        5.000      03/01/33        3,087,270
    2,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg
             (MBIA Insd) ........................................          *        01/15/17        1,250,940
   10,750 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Sr Lien Ser A (c) ......................          *        01/01/23        5,340,277
    3,000 Fremont, CA Uni Sch Dist Ser A
             (FGIC Insd) ........................................        5.000      08/01/25        3,104,400
    5,000 Golden St Tob Sec Corp CA Tob
             Settlement Rev Enhanced Ser A ......................        5.000      06/01/45        5,030,250
    5,000 Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A ...............................        5.125      06/01/47        4,671,350
   22,000 Golden St Tob Sec Corp CA Tob
             Settlement Rev Enhanced Ser A
             (FGIC) (b) .........................................        5.000      06/01/38       22,492,140
    1,500 Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A (b) ...........................        5.000      06/01/33        1,503,154
    4,000 Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A (b) ...........................        5.750      06/01/47        4,008,410
    4,000 Los Angeles, CA Dept Wtr &
             Pwr Ser A (FGIC Insd) ..............................        5.125      07/01/40        4,150,080
    2,000 Los Angeles, CA Wtr & Pwr Rev
             Pwr Sys Ser B (FSA Insd) ...........................        5.000      07/01/28        2,067,840
   17,000 Los Angeles, CA Uni Sch Dist Rfdg
             Ser A-1 (MBIA Insd) (b) ............................        4.500      01/01/28       16,786,990

          CALIFORNIA (CONTINUED)
    1,500 Metropolitan Wtr Dist Southn CA
             Wtrwks Rev Auth Ser B1
             (FGIC Insd) ........................................        5.000      10/01/33        1,548,225
    3,500 Palm Springs, CA Fin Auth
             Lease Rev Convention Ctr Proj
             Ser A (MBIA Insd) ..................................        5.500      11/01/35        3,797,815
    2,400 Rancho Mirage, CA Jt Pwrs Fin Auth
             Rev Eisenhower Med Ctr Ser A (d) ...................        5.000      07/01/47        2,378,976
    2,000 Salinas, CA Uni High Sch Dist
             Ser A (MBIA Insd)
             (Prerefunded @ 6/01/12) ............................        5.000      06/01/27        2,129,580
    3,000 San Francisco, CA City & Cnty
             Second Rfdg Ser Issue 29 B
             (FGIC Insd) ........................................        5.125      05/01/20        3,130,140
    1,000 Santa Clara Cnty, CA Brd Ed Ctf
             Partn Rfdg (MBIA Insd) .............................        5.000      04/01/25        1,031,820
    3,000 Temecula, CA Redev Agy Tax
             Temecula Redev Proj No 1
             (MBIA Insd) ........................................        5.250      08/01/36        3,088,680
    4,700 Tobacco Sec Auth Northn CA
             Tob Settlement Rev Ser A1 ..........................        5.375      06/01/38        4,623,155
    3,550 Tobacco Sec Auth Northn CA
             Tob Settlement Rev Ser A1 ..........................        5.500      06/01/45        3,530,085

          CALIFORNIA (CONTINUED)
    3,800 Tobacco Sec Auth Southn CA
             Tob Settlement Ser A ...............................        5.000      06/01/37        3,530,580
    9,650 Tobacco Sec Auth Southn CA
             Tob Settlement Ser A ...............................        5.125      06/01/46        9,020,241
    1,600 Turlock, CA Hlth Fac Rev
             Emanuel Med Ctr Inc ................................        5.375      10/15/34        1,626,608
                                                                                                 ------------
                                                                                                  239,602,964
                                                                                                 ------------
          COLORADO  4.8%
    2,000 Aurora, CO Ctf Partn (AMBAC
             Insd) (Prerefunded @
             12/01/10) ..........................................        5.500      12/01/30        2,103,160
    3,405 Colorado Ed & Cultural Fac Auth
             Rev Impt Charter Sch Rfdg
             (XLCA Insd) ........................................        5.250      12/01/23        3,591,151
    4,650 Colorado Ed & Cultural Fac Auth
             Rev Student Hsg Univ CO
             Fndtn Proj (AMBAC Insd)
             (Prerefunded @ 7/01/12) ............................        5.000      07/01/32        4,884,127
    5,500 Colorade Hlth Fac Auth Rev Adventist
             Hlth/Sunbelt Ser D Rfdg (b) ........................        5.250      11/15/27        5,662,553
    2,000 Colorado Hlth Fac Auth Rev
             Catholic Hlth Initiatives Ser
             A (c) ..............................................        5.500      03/01/32        2,121,840
    3,000 Colorado Hlth Fac Auth Rev
             Covenant Retirement Cmntys
             Inc ................................................        5.000      12/01/35        2,939,220
    1,125 Colorado Hlth Fac Auth Rev
             Hosp Portercare Adventist Hlth
             (Prerefunded @ 11/15/11) ...........................        6.500      11/15/31        1,250,123
       11 Colorado Hsg Fin Auth Single
             Family Pgm Sr Ser B1 (AMT) .........................        7.650      11/01/26           11,170
    6,440 Colorado Hsg Fin Auth Single Family
             Mtg Rev Ser C3 (AMT) (b) ...........................        4.625      11/01/36        6,000,406
    3,000 Colorado Springs, CO Util Rev
             Sys Sub Lien Impt Rfdg Ser A .......................        5.000      11/15/29        3,063,000
    2,650 Colorado Springs, CO Util Rev
             Sys Sub Lien Impt Ser B ............................        5.000      11/15/30        2,717,204
    1,000 El Paso Cnty, CO Ctf Partn
             Detention Fac Proj Ser B
             (AMBAC Insd) .......................................        5.375      12/01/18        1,060,220

          COLORADO (CONTINUED)
    1,805 Lakewood, CO Ctf Partn (AMBAC
             Insd) (Prerefunded @
             12/01/10) (a) ......................................        5.300      12/01/16        1,889,203
    1,200 North Range Met Dist No 2 CO
             Ltd Tax ............................................        5.500      12/15/37        1,188,540
    2,400 Southlands Met Dist No 1 CO
             Rfdg & Impt (Radian Insd) ..........................        5.250      12/01/34        2,464,368
    1,500 University of CO Hosp Auth Rev
             Ser A ..............................................        5.250      11/15/39        1,513,020
                                                                                                 ------------
                                                                                                   42,459,305
                                                                                                 ------------
          CONNECTICUT  0.5%
    3,580 Connecticut St Spl Oblig Pkg
             Rev Bradley Intl Arpt Ser A
             (ACA Insd) (AMT) ...................................        6.600      07/01/24        3,803,535
    1,000 Hartford, CT Pkg Sys Rev Ser A
             (Prerefunded @ 7/01/10) ............................        6.500      07/01/25        1,072,270
                                                                                                 ------------
                                                                                                    4,875,805
                                                                                                 ------------
          DELAWARE  0.1%
    1,000 Mashantucket Westn Pequot
             Tribe Sub Spl Rev Bd Ser
             A (e) ..............................................        5.500      09/01/36        1,020,360
                                                                                                 ------------

          DISTRICT OF COLUMBIA  0.8%
    2,775 District of Columbia Hosp Rev
             Medlantic Hlthcare Rfdg Ser A
             (MBIA Insd) (c) ....................................        5.250      08/15/12        2,805,747
    2,000 District of Columbia Rev
             Friendship Pub Charter Sch
             Inc (ACA Insd) .....................................        5.750      06/01/18        2,116,600
        5 District of Columbia Ser E (FSA
             Insd) (a) ..........................................        6.000      06/01/13            5,008

          DISTRICT OF COLUMBIA (CONTINUED)
    2,000 Metropolitan Washington DC
             Arpt Auth Sys Ser A (FGIC
             Insd) (AMT) ........................................        5.250      10/01/32        2,058,120
                                                                                                 ------------
                                                                                                    6,985,475
                                                                                                 ------------
          FLORIDA  45.6%
    8,000 Brevard Cnty, FL Hlth Fac Auth
             Hlthcare Fac Rev Hlth First Inc
             Proj ...............................................        5.000      04/01/34        7,993,600
   12,960 Brevard Cnty, FL Hlth Fac Auth
             Hlthcare Fac Rev Hlth First Inc Proj (b) ...........        5.000      04/01/34       12,939,782
    1,000 Broward Cnty, FL Hsg Fin Auth
             Multi-Family Hsg Rev
             Pembroke Pk Apts Proj
             (AMT) ..............................................        5.650      10/01/28        1,004,590
    1,000 Broward Cnty, FL Sch Brd Ctf
             Partn Ser A (FSA Insd) .............................        5.000      07/01/22        1,032,930
    1,500 Capital Tr Agy FL Rev Fort
             Lauderdale Proj (AMT) ..............................        5.750      01/01/32        1,544,025
    5,250 Coral Gables, FL Hlth Fac Auth
             Hosp Rev Baptist Hlth South
             FL (FSA Insd) (Prerefunded @
             8/15/14) ...........................................        5.000      08/15/29        5,596,763
    1,000 Cross Creek Cmnty Dev Dist FL
             Spl Assmt Rev Cross Creek
             Comm Dev Ser B .....................................        5.500      05/01/17          988,630
    3,180 Dade Cnty, FL Spl Oblig Cap
             Apprec Ser B (AMBAC Insd)
             (Prerefunded @ 10/01/08) ...........................          *        10/01/26        1,010,000
      500 Dade Cnty, FL Wtr & Swr Sys
             Rev (FGIC Insd) ....................................        5.250      10/01/26          505,875
    1,500 Deltona, FL Trans Cap Impt Rev
             (MBIA Insd) ........................................        5.125      10/01/26        1,577,175
    1,125 Deltona, FL Util Sys Rev (MBIA
             Insd) ..............................................        5.250      10/01/22        1,189,148
      675 Escambia Cnty, FL Hlth Fac
             Auth Rev (AMBAC Insd) ..............................        5.950      07/01/20          699,246

          FLORIDA (CONTINUED)
    1,000 Escambia Cnty, FL Util Auth Util
             Sys Rev (FGIC Insd)
             (Prerefunded @ 1/01/09) ............................        5.250      01/01/29        1,030,310
    5,930 Flagler Cnty, FL Cap Impt Rev
             (MBIA Insd) ........................................        5.000      10/01/30        6,132,450
    1,250 Florida Agric & Mechanical Univ
             Rev Student Apt Fac (MBIA
             Insd) ..............................................        6.500      07/01/23        1,261,363
      310 Florida Hsg Fin Agy
             Homeownership Mtg, Class B
             (AMT) ..............................................        8.595      11/01/18          325,813
    2,750 Florida Hsg Fin Agy Hsg Willow
             Lake Apts Ser J-1 (AMBAC
             Insd) (AMT) ........................................        5.350      07/01/27        2,775,575
    2,975 Florida Hsg Fin Corp Rev
             Homeowner Mtg Ser 1 (GNMA
             Collateralized) (AMT) ..............................        4.850      07/01/37        2,875,992
    1,985 Florida Hsg Fin Corp Rev
             Homeowner Mtg Ser 2 (GNMA
             Collateralized) (AMT) ..............................        4.950      07/01/37        1,961,994
      505 Florida Hsg Fin Corp Rev
             Homeowner Mtg Ser 4 (FSA
             Insd) (AMT) ........................................        6.250      07/01/22          522,251
    1,000 Florida Hsg Fin Corp Rev Hsg
             Wentworth II Apts Ser A
             (AMBAC Insd) (AMT) .................................        5.375      11/01/29        1,011,540
    1,754 Florida Hsg Fin Corp Rev Ser G
             (AMT) (b) ..........................................        4.550      07/01/26        1,654,193
    5,422 Florida Hsg Fin Corp Rev Ser G
             (AMT) (b) ..........................................        4.625      07/01/31        5,113,474
    5,104 Florida Hsg Fin Corp Rev Ser G
             (AMT) (b) ..........................................        4.700      07/01/37        4,813,570
    8,475 Florida Ports Fin Comm Rev St
             Trans Tr Fd Intermodal Pgm
             (FGIC Insd) (AMT) ..................................        5.500      10/01/29        8,771,625
    2,000 Florida Ports Fin Comm Rev St
             Trans Tr Fd (MBIA Insd)
             (AMT) ..............................................        5.375      06/01/27        2,021,640
    1,600 Florida St Brd of Ed Cap Outlay
             Pub Ed Rfdg Ser C ..................................        5.000      06/01/16        1,631,296

          FLORIDA (CONTINUED)
   12,775 Florida St Brd of Ed Cap Outlay
             Pub Ed Rfdg Ser D ..................................        5.750      06/01/22       13,488,739
    4,500 Florida St Brd of Ed Cap Outlay
             Pub Ed Ser C (FGIC Insd)
             (Prerefunded @ 6/01/10) ............................        5.750      06/01/29        4,776,030
   15,000 Florida St Brd of Ed Cap Outlay Ser D (b) .............        4.750      06/01/35       15,097,050
    2,000 Florida St Brd of Ed Lottery Rev
             Ser A (FGIC Insd) ..................................        5.250      07/01/17        2,093,540
    5,000 Florida St Brd of Ed Lottery Rev
             Ser A (FGIC Insd)
             (Prerefunded @ 7/01/10) ............................        5.500      07/01/17        5,279,350
    1,000 Florida St Brd of Ed Lottery Rev
             Ser A (FGIC Insd)
             (Prerefunded @ 7/01/10) ............................        6.000      07/01/14        1,069,550
    1,000 Florida St Brd of Ed Rev FL St
             Univ Hsg Fac Ser A (MBIA
             Insd) ..............................................        5.000      05/01/29        1,020,460
    4,735 Florida St Brd of Regt Hsg Rev
             Univ FL (FGIC Insd) ................................        5.500      07/01/28        4,999,544
    1,000 Florida St Correctional
             Privatization Commn Ctf Partn
             (MBIA Insd) ........................................        5.375      08/01/14        1,062,860
    2,360 Florida St Correctional
             Privatization Commn Ctf Partn
             (MBIA Insd) (a) ....................................        5.375      08/01/15        2,508,350
    3,000 Florida St Dept Trans .................................        5.000      07/01/32        3,085,200
    3,000 Florida St Dept Trans Right of
             Way Ser A ..........................................        5.250      07/01/21        3,209,790
    7,295 Florida St Dept Trans Tpk Rev
             Ser A ..............................................        5.000      07/01/29        7,542,738
    2,500 Florida St Dept Trans Tpk Rev
             Ser A ..............................................        5.000      07/01/30        2,586,600
    1,500 Florida St Div Bd Fin Dept Gen
             Svc Rev Dept Envrnmtl
             Preservtn 2000 Ser A (AMBAC
             Insd) ..............................................        5.000      07/01/11        1,516,290
    2,000 Florida St Div Bd Fin Dept Gen
             Svc Rev Dept Envrnmtl
             Preservtn 2000 Ser A (FGIC
             Insd) ..............................................        5.250      07/01/12        2,071,660
    1,475 Florida St Tpk Auth Tpk Rev
             Dept Trans Ser B ...................................        5.000      07/01/30        1,500,370


          FLORIDA (CONTINUED)
    1,635 Fort Myers, FL Util Rev Rfdg Ser
             A (FGIC Insd) ......................................        5.500      10/01/24        1,701,021
      460 Gainesville, FL Util Sys Rev (c) ......................        8.125      10/01/14          518,917
    3,500 Gainesville, FL Util Sys Rev Ser
             A (FSA Insd) (Prerefunded @
             10/01/15) ..........................................        5.000      10/01/35        3,751,685
    1,000 Gramercy Farms Cmnty Dev
             Dist FL Spl Assmt Ser B ............................        5.100      05/01/14          993,440
      500 Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd) ........................................        5.650      12/01/20          523,550
      730 Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd) ........................................        5.750      12/01/20          767,551
    1,000 Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd) ........................................        5.800      12/01/20        1,067,100
    5,000 Halifax Hosp Med Ctr FL Hosp
             Rev Impt Rfdg Ser A ................................        5.000      06/01/38        4,865,550
    5,500 Halifax Hosp Med Ctr FL Hosp
             Rev Impt Rfdg Ser A ................................        5.250      06/01/26        5,606,645
    1,000 Highlands Cnty, FL Hlth Fac
             Auth Rev Hosp Adventist Hlth
             Rfdg Ser C .........................................        5.000      11/15/31        1,002,210
    9,020 Highlands Cnty, FL Hlth Fac Auth Rev
             Hosp Adventist Hlth Ser D (b) ......................        5.000      11/15/35        8,931,784
    3,000 Highlands Cnty, FL Hlth Fac
             Auth Rev Hosp Adventist Hlth
             Ser D (Prerefunded @
             11/15/13) ..........................................        5.375      11/15/35        3,234,960
    3,900 Highlands Cnty, FL Hlth Fac
             Auth Rev Hosp Adventist Hlth
             Sys Ser C ..........................................        5.250      11/15/36        3,949,725
    3,000 Highlands Cnty, FL Hlth Fac
             Auth Rev Hosp
             Adventist/Sunbelt Ser A
             (Prerefunded @ 11/15/11) ...........................        6.000      11/15/31        3,272,430
      750 Hillsborough Cnty, FL Assmt
             Rev Capacity Assmt Spl (FSA
             Insd) ..............................................        5.000      03/01/15          780,803
      750 Hillsborough Cnty, FL Assmt
             Rev Capacity Assmt Spl (FSA
             Insd) ..............................................        5.000      09/01/15          780,803
   14,160 Hillsborough Cnty, FL Indl Dev Auth
             Hosp Rev Tampa Gen Hosp Proj (b) ...................        5.250      10/01/41       14,276,820


          FLORIDA (CONTINUED)
    1,000 Hillsborough Cnty, FL Indl Dev
             Tampa Gen Hosp Proj Ser B ..........................        5.250      10/01/28        1,014,380
    1,000 Hillsborough Cnty, FL Indl Dev
             Tampa Gen Hosp Proj Ser B ..........................        5.250      10/01/34        1,009,090
    2,745 Hillsborough Cnty, FL Port Dist
             Rev Tampa Port Auth Proj Ser
             A (MBIA Insd) (AMT) ................................        5.375      06/01/27        2,867,564
   10,000 Hillsborough Cnty, FL Solid
             Waste & Res Recovery Rev
             Ser A (AMT) (b) ....................................        4.500      09/01/34        9,379,150
    1,380 Hollywood, FL Cmnty Redev Agy
             Beach Cra ..........................................        5.625      03/01/24        1,443,549
    2,000 Hollywood, FL Wtr & Swr Rev
             Impt & Rfdg (FSA Insd) .............................        5.000      10/01/21        2,088,780
    1,500 Jacksonville, FL Econ Dev
             Commn Indl Dev Rev Metro
             Pkg Solutions Proj (ACA Insd)
             (AMT) ..............................................        5.500      10/01/30        1,563,975
    2,500 Jea, FL Elec Sys Rev Ser Three
             A (FSA Insd) .......................................        5.000      10/01/41        2,562,050
    7,000 Lakeland, FL Elec & Wtr Rev (a) (c) ...................          *        10/01/13        5,489,750
    2,230 Lakeland, FL Elec & Wtr Rev (c) .......................        5.750      10/01/19        2,434,045
    2,000 Lakeland, FL Hosp Sys Rev
             Lakeland Regl Hlth Sys
             (Prerefunded @ 11/15/12) ...........................        5.500      11/15/32        2,168,280
    5,120 Lakeland, FL Hosp Sys Rev Lakeland
             Regl Hlth Sys Rfdg (b) .............................        5.000      11/15/25        5,159,373
    1,000 Lee Cnty, FL Arpt Rev Ser A
             (FSA Insd) (AMT) ...................................        5.750      10/01/22        1,053,760
    1,225 Lee Cnty, FL Hsg Fin Auth
             Single Family Mtg Rev
             Multi-Cnty Pgm Ser A (GNMA
             Collateralized) (AMT) ..............................        5.000      03/01/39        1,206,772
    2,400 Lee Cnty, FL Indl Dev Auth
             Hlthcare Fac Rev Shell
             PT/Alliance Oblig Group ............................        5.125      11/15/36        2,318,640


          FLORIDA (CONTINUED)
    1,000 Lee Cnty, FL Indl Dev Auth Indl
             Dev Rev Lee Charter
             Foundation Ser A ...................................        5.375      06/15/37          979,540
    1,000 Leesburg, FL Hosp Rev
             Leesburg Regl Med Ctr Proj .........................        5.500      07/01/32        1,020,420
    3,200 Leesburg, FL Util Rev (FGIC
             Insd) ..............................................        5.000      10/01/34        3,294,336
    3,500 Marion Cnty, FL Hosp Dist Rev
             Hlth Sys Munroe Reg Impt &
             Rfdg ...............................................        5.000      10/01/34        3,471,475
      650 Marion Cnty, FL Hosp Dist Rev
             Hlth Sys Munroe Reg Impt &
             Rfdg (Prerefunded @
             10/01/09) ..........................................        5.500      10/01/29          678,522
    1,500 Miami Beach, FL Stormwtr Rev
             (FGIC Insd) ........................................        5.250      09/01/25        1,558,245
    1,460 Miami Beach, FL Stormwtr Rev
             (FGIC Insd) (a) ....................................        5.750      09/01/14        1,552,111
    1,045 Miami Beach, FL Stormwtr Rev
             (FGIC Insd) ........................................        5.750      09/01/15        1,110,929
    4,720 Miami-Dade Cnty, FL Aviation
             Rev Miami Intl Arpt (FGIC
             Insd) (AMT) ........................................        5.375      10/01/32        4,888,174
    2,000 Miami-Dade Cnty, FL Aviation
             Rev Miami Intl Arpt Hub Ser A
             (FGIC Insd) (AMT) ..................................        5.375      10/01/27        2,077,700
    4,000 Miami-Dade Cnty, FL Aviation
             Rev Miami Intl Arpt Ser A
             (CIFG Insd) (AMT) ..................................        5.000      10/01/38        4,058,680
      870 Miami-Dade Cnty, FL Aviation
             Rev Miami Intl Arpt Ser B
             (FGIC Insd) ........................................        5.450      10/01/15          915,118
    3,000 Miami-Dade Cnty, FL Aviation
             Rev Miami Intl Arpt Ser B
             (FGIC Insd) ........................................        5.750      10/01/29        3,170,880
    2,000 Miami-Dade Cnty, FL Aviation
             Rev Ser A (FSA Insd) (AMT) .........................        5.000      10/01/33        2,023,460


          FLORIDA (CONTINUED)
    2,000 Miami-Dade Cnty, FL Aviation
             Ser A (FSA Insd) (AMT) .............................        5.125      10/01/35        2,035,620
    2,000 Miami-Dade Cnty, FL Ed Fac
             Auth Rev Ser A (AMBAC Insd)
             (Prerefunded @ 4/01/10) ............................        5.750      04/01/29        2,117,300
    4,905 Miami-Dade Cnty, FL Pub Fac
             Rev Jackson Hlth Sys Ser A
             (MBIA Insd) ........................................        5.000      06/01/31        5,040,623
    5,000 Miami-Dade Cnty, FL Sch Brd
             Ctf Partn Ser A (AMBAC
             Insd) ..............................................        5.000      11/01/25        5,196,700
      390 North Broward, FL Hosp Dist
             Rev Impt ...........................................        6.000      01/15/31          408,548
    3,860 North Broward, FL Hosp Dist
             Rev Impt (Prerefunded @
             1/15/11) ...........................................        6.000      01/15/31        4,155,329
    1,000 Orange Cnty, FL Cap Rev Impt
             & Rfdg (AMBAC Insd) ................................          *        10/01/12          816,190
    1,000 Orange Cnty, FL Cap Rev Impt
             & Rfdg (AMBAC Insd) ................................          *        10/01/13          781,890
    1,200 Orange Cnty, FL Hlth Fac Auth
             Rev First Mtg-Orlando Lutheran
             Tower ..............................................        5.500      07/01/32        1,178,388
      980 Orange Cnty, FL Hlth Fac Auth
             Hosp Hlthcare Ser E ................................        6.000      10/01/26        1,015,564
       20 Orange Cnty, FL Hlth Fac Auth
             Hosp Hlthcare Ser E
             (Prerefunded @ 10/01/09) ...........................        6.000      10/01/26           21,071
    1,000 Orange Cnty, FL Hlth Fac Auth
             Rev Hosp Orlando Regl
             Hlthcare Ser B .....................................        5.125      11/15/39        1,001,320


          FLORIDA (CONTINUED)
    1,000 Orange Cnty, FL Hsg Fin Auth
             Multi-Family Rev Mtg Hands
             Inc Proj Ser A (Acquired
             6/19/95, Cost 1,000,000) (f) .......................        7.000      10/01/25        1,058,190
    1,000 Orange Cnty, FL Sales Tax Rev
             Rfdg Ser A (FGIC Insd) .............................        5.125      01/01/20        1,046,580
    2,000 Orange Cnty, FL Tourist Dev
             Tax Rev (AMBAC Insd)
             (Prerefunded @ 10/01/09) ...........................        5.500      10/01/31        2,072,280
    4,000 Orange Cnty, FL Tourist Dev
             Tax Rev (AMBAC Insd)
             (Prerefunded @ 10/01/09) ...........................        5.625      10/01/14        4,154,880
    1,500 Orlando & Orange Cnty Expwy
             Auth FL Expwy Rev Jr Lien
             (FGIC Insd) ........................................        5.000      07/01/28        1,520,235
    1,000 Osceola Cnty, FL Sch Brd Ctf
             Ser A (AMBAC Insd)
             (Prerefunded @ 6/01/12) ............................        5.125      06/01/22        1,063,320
    2,000 Osceola Cnty, FL Sch Brd Ctf
             Ser A (AMBAC Insd)
             (Prerefunded @ 6/01/12) ............................        5.250      06/01/27        2,137,580
   10,000 Palm Beach Cnty, FL Hlth Fac
             Auth Retirement Cmnty Rev Act
             Retirement Life Ser A (b) ..........................        4.500      11/15/36        8,973,300
    1,000 Palm Beach Cnty, FL Sch Brd
             Ctf Partn Ser A (FSA Insd) .........................        5.000      08/01/31        1,031,070
    1,000 Palm Beach Cnty, FL Sch Brd
             Ctf Partn Ser A (FGIC Insd)
             (Prerefunded @ 8/01/10) ............................        5.875      08/01/21        1,067,600
    1,000 Palm Coast, FL Util Sys Rev
             (MBIA Insd) ........................................        5.250      10/01/21        1,059,250
    5,000 Pasco Cnty, FL Wtr & Swr Rev
             Rfdg (FSA Insd) ....................................        5.000      10/01/36        5,164,800
    1,000 Pembroke Pines, FL Cons Util
             Sys Rev (FGIC Insd) (c) ............................        6.250      09/01/11        1,056,060


          FLORIDA (CONTINUED)
    1,500 Pensacola, FL Arpt Rev Rfdg
             Ser A (MBIA Insd) (AMT) ............................        6.000      10/01/12        1,559,955
    1,565 Pensacola, FL Arpt Rev Rfdg
             Ser A (MBIA Insd) (AMT) ............................        6.125      10/01/18        1,628,383
      500 Polk Cnty, FL Sch Brd Ctf Partn
             Master Lease Ser A (FSA
             Insd) ..............................................        5.500      01/01/25          525,850
    1,000 Port Saint Lucie, FL Util Rev
             Impt & Rfdg Ser A (MBIA
             Insd) ..............................................        5.125      09/01/27        1,010,770
    1,000 Saint Johns Cnty, FL Indl Dev
             Auth Hlthcare Glenmoor Proj
             Ser A ..............................................        5.250      01/01/26          989,140
    1,500 Saint Johns Cnty, FL Indl Dev
             Auth Hlthcare Glenmoor Proj
             Ser A ..............................................        5.375      01/01/40        1,494,900
    1,765 Saint Johns Cnty, FL Indl Dev
             Auth Hlthcare Vicars Landing
             Proj Rfdg ..........................................        5.000      02/15/27        1,748,674
    5,860 Saint Lucie Cnty, FL Sch Brd Ctf
             Partn (FSA Insd) ...................................        5.000      07/01/29        6,027,537
    2,000 Saint Lucie Cnty, FL Sch Brd Ctf
             Ser A (FSA Insd) ...................................        5.000      07/01/21        2,065,860
    1,000 Saint Lucie Cnty, FL Sch Brd Ctf
             Ser A (FSA Insd) ...................................        5.000      07/01/23        1,032,930
    1,210 Saint Lucie Cnty, FL Sch Brd Ctf
             Ser A (FSA Insd) (a) ...............................        5.500      07/01/14        1,290,271
    5,500 South FL Wtr Mgmt Dist Ctf (b) ........................        5.000      10/01/31        5,664,780
    9,500 South FL Wtr Mgmt Dist Ctf (b) ........................        5.000      10/01/36        9,784,620
    1,000 South Lake Cnty Hosp Dist FL
             South Lake Hosp Inc ................................        6.375      10/01/28        1,079,530


          FLORIDA (CONTINUED)
    1,500 South Miami, FL Hlth Fac Auth
             Hosp Rev Baptist Hlth
             (AMBAC Insd) (Prerefunded @
             2/01/13) ...........................................        5.250      11/15/33        1,598,070
    1,500 South Miami, FL Hlth Fac Auth
             Hosp Rev Baptist Hlth South
             FL Group ...........................................        5.000      08/15/37        1,506,435
      500 Split Pine Cnty Dev Dist FL Spl
             Assmt Ser A ........................................        5.250      05/01/39          470,240
    1,000 Tallahassee, FL Hlth Fac Rev
             Tallahassee Mem Hlthcare
             Proj ...............................................        6.375      12/01/30        1,044,620
    1,000 Tallahassee, FL Lease Rev FL
             St Univ Proj Ser A (MBIA
             Insd) (a) ..........................................        5.500      08/01/17        1,055,360
    1,115 Tallahassee, FL Lease Rev FL
             St Univ Proj Ser A (MBIA
             Insd) (a) ..........................................        5.500      08/01/19        1,174,173
    2,500 Tampa Bay Wtr FL A Regl Wtr
             Supply Auth Util Sys Rev Impt
             & Rfdg (FGIC Insd) .................................        4.500      10/01/36        2,409,775
    3,000 Tampa, FL Hosp Rev Cap Impt
             H Lee Moffitt Ser A ................................        5.750      07/01/19        3,092,760
    1,800 Tampa, FL Hosp Rev Cap Impt
             H Lee Moffitt Ser A ................................        5.750      07/01/29        1,849,644
    2,880 Tampa, FL Occupational
             License Rfdg Ser A (FGIC
             Insd) ..............................................        5.375      10/01/15        3,071,606
    3,500 Village Ctr Cmnty Dev Dist FL
             Recreational Rev Ser A (MBIA
             Insd) ..............................................        5.125      11/01/36        3,640,560
    1,000 Village Ctr Cmnty Dev Dist FL
             Recreational Rev Ser A (MBIA
             Insd) ..............................................        5.200      11/01/25        1,042,690
    2,000 Village Ctr Cmnty Dev Dist FL
             Util Rev (MBIA Insd) ...............................        5.250      10/01/23        2,121,320
    1,000 Village Ctr Cmnty Dev Dist FL
             Util Rev (FGIC Insd) (c) ...........................        6.000      11/01/18        1,143,860


          FLORIDA (CONTINUED)
    1,000 Volusia Cnty, FL Ed Fac Auth
             Rev Ed Fac Embry Riddle
             Aero Ser A .........................................        5.750      10/15/29        1,027,390
    3,250 Volusia Cnty, FL Ed Fac Auth
             Rev Ed Fac Embry Riddle
             Rfdg (Radian Insd) .................................        5.000      10/15/35        3,227,868
    3,000 West Orange Hlthcare Dist FL
             Ser A ..............................................        5.800      02/01/31        3,118,410
      820 West Palm Beach, FL Cmnty
             Redev Agy Northwood -
             Pleasant Cmnty Redev Ser A .........................        5.000      03/01/35          834,276
                                                                                                 ------------
                                                                                                  403,982,658
                                                                                                 ------------
          GEORGIA  2.8%
    2,000 Atlanta, GA Arpt Passenger Fac
             Charge Rev Gen Sub Lien Ser
             C (FSA Insd) .......................................        5.000      01/01/33        2,055,800
    2,187 Fulton Cnty, GA Lease Rev
             (Acquired 12/23/94,
             Cost 2,187,000) (f) ................................        7.250      06/15/10        2,245,014
    1,500 George L Smith II GA World
             Congress Cent Auth Rev
             Domed Stadium Proj Rfdg
             (MBIA Insd) (AMT) ..................................        5.500      07/01/20        1,563,510
    3,000 Georgia Muni Elec Auth Pwr Rev
             Rfdg Ser B (FGIC Insd) .............................        6.250      01/01/17        3,495,720
    2,635 Georgia Muni Elec Auth Pwr Rev
             Ser A (MBIA Insd) ..................................        6.500      01/01/20        3,195,201
    5,575 Georgia Muni Elec Auth Pwr Rev
             Ser Y (MBIA Insd) ..................................        6.500      01/01/17        6,403,110
      240 Georgia Muni Elec Auth Pwr Rev
             Ser Y (MBIA Insd) ..................................        6.500      01/01/17          275,614
       85 Georgia Muni Elec Auth Pwr Rev
             Ser Y (MBIA Insd)
             (Prerefunded @ 1/01/14) ............................        6.500      01/01/17           97,514
    2,000 Municipal Elec Auth GA
             Combustion Turbine Proj Ser
             A (MBIA Insd) ......................................        5.250      11/01/22        2,104,620
      800 Royston, GA Hosp Auth Hosp
             Rev Ctf Hlthcare Sys Inc ...........................        6.700      07/01/16          833,768


          GEORGIA (CONTINUED)
    2,500 Royston, GA Hosp Auth Hosp
             Rev Ctf Hlthcare Sys Inc
             Rfdg ...............................................        6.500      07/01/27        2,583,750
                                                                                                 ------------
                                                                                                   24,853,621
                                                                                                 ------------
          ILLINOIS  9.4%
    2,000 Bedford Park, IL Rfdg Ser A
             (FSA Insd) .........................................        5.250      12/15/20        2,135,780
    4,000 Chicago, IL Brd of Ed Chicago
             Sch Reform Ser A (AMBAC
             Insd) ..............................................        5.250      12/01/27        4,093,720
    2,000 Chicago, IL Brd of Ed (FGIC
             Insd) (Prerefunded @
             12/01/10) ..........................................        5.500      12/01/31        2,105,720
    1,500 Chicago, IL Lakefront Millennium
             Pk Fac (MBIA Insd)
             (Prerefunded @ 1/01/09) ............................        5.125      01/01/28        1,556,925
    3,000 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien C-2 Rfdg
             (XLCA Insd) (AMT) ..................................        5.250      01/01/34        3,100,440
    1,500 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser
             C-2 (FSA Insd) (AMT) ...............................        5.250      01/01/30        1,551,900
    5,000 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien (MBIA Insd) (b) ................        5.250      01/01/23        5,323,200
    4,400 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien (MBIA Insd) (b) ................        5.250      01/01/24        4,670,017
   11,500 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien (MBIA Insd) (b) ................        5.250      01/01/25       12,205,726
    1,000 Chicago, IL O'Hare Intl Arpt Rev
             Second Lien Passenger Fac
             Ser B (AMBAC Insd) .................................        5.500      01/01/16        1,056,160
    2,000 Chicago, IL O'Hare Intl Arpt Rev
             Second Lien Passenger Fac
             Ser B (AMBAC Insd) .................................        5.500      01/01/17        2,112,980
    3,500 Chicago, IL Proj Rfdg Ser A
             (MBIA Insd) (g) ....................................        5.000      01/01/31        3,572,765
      375 Chicago, IL Proj Rfdg Ser C
             (FGIC Insd) ........................................        5.750      01/01/14          397,661


          ILLINOIS (CONTINUED)
      375 Chicago, IL Proj Rfdg Ser C
             (FGIC Insd) ........................................        5.750      01/01/15          397,661
    1,000 Chicago, IL Rfdg Ser B (AMBAC
             Insd) ..............................................        5.125      01/01/15        1,055,190
    3,230 Cook Cnty, IL Rfdg Ser A (MBIA
             Insd) ..............................................        5.625      11/15/16        3,278,579
    1,000 Cook Cnty, IL Ser A (FGIC Insd)
             (Prerefunded @ 5/15/11) ............................        5.500      11/15/31        1,059,580
    3,500 Du Page Cnty, IL Fst Presv Dist .......................          *        11/01/10        3,084,165
    2,310 Illinois Dev Fin Auth Rev
             Adventist Hlth Ser A (MBIA
             Insd) ..............................................        5.500      11/15/13        2,500,829
    2,500 Illinois Dev Fin Auth Rev
             Adventist Hlth Ser A (MBIA
             Insd) ..............................................        5.500      11/15/15        2,726,800
    1,475 Illinois Dev Fin Auth Rev Loc
             Govt Pgm Geneva Cmnty 304
             Ser B (FSA Insd) (a) ...............................        5.750      01/01/15        1,582,823
    1,145 Illinois Dev Fin Auth Rev Loc
             Govt Pgm Geneva Cmnty 304
             Ser B (FSA Insd) (a) ...............................        5.750      01/01/17        1,224,383
    2,000 Illinois Fin Auth Rev IL Inst of
             Technology Ser A ...................................        5.000      04/01/31        1,997,100
    1,330 Illinois Fin Auth Solid Waste Rev
             Disp Waste Mgmt Inc Proj
             (AMT) ..............................................        5.050      08/01/29        1,291,310
    1,325 Illinois Fin Auth Student Hsg Rev
             MJH Ed Assistance IV Sr Ser A ......................        5.125      06/01/35        1,313,261
    1,250 Illinois Hlth Fac Auth Rev
             Evangelical Hosp Ser C (FSA
             Insd) ..............................................        6.750      04/15/17        1,449,025
      700 Illinois Hlth Fac Auth Rev
             Highland Park Hosp Proj Ser A
             (MBIA Insd) (Prerefunded @
             10/01/07) ..........................................        5.750      10/01/17          716,156


          ILLINOIS (CONTINUED)
    2,275 Illinois Hlth Fac Auth Rev South
             Suburban Hosp (c) ..................................        7.000      02/15/18        2,651,899
    4,750 Illinois Hsg Dev Auth Rev
             Homeowner Mtg Sub Ser C-2
             (AMT) ..............................................        5.150      08/01/37        4,787,383
    1,000 Illinois St (FGIC Insd) ...............................        5.250      12/01/20        1,004,915
    1,900 Kendall, Kane & Will Cntys, IL
             Cmnty Unit Sch Dist No 308
             Ser B (FGIC Insd) ..................................        5.250      10/01/21        1,998,439
      250 Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev
             McCormick Pl Expn Proj Ser A
             (FGIC Insd) ........................................        5.375      12/15/18          260,230
    1,000 Schaumburg, IL Ser B (FGIC
             Insd) ..............................................        5.000      12/01/41        1,024,910
    3,020 University IL Univ Rev Auxiliary
             Fac Sys (MBIA Insd) ................................        4.500      04/01/36        2,904,092
    1,500 Yorkville, IL Utd City Spl Svc
             Area Spl Tax No 2006-113
             Cannonball/Beecher .................................        5.750      03/01/28        1,468,935
                                                                                                 ------------
                                                                                                   83,660,659
                                                                                                 ------------
          INDIANA  3.0%
    2,560 East Washington, IN Multi Sch
             Bldg Corp First Mtg (FGIC
             Insd) (Prerefunded @
             7/15/12) ...........................................        5.375      07/15/28        2,737,536
    1,660 Indiana Hlth & Ed Fac Fin Auth
             Hosp Rev Clarian Hlth Oblig
             Ser A ..............................................        5.000      02/15/36        1,636,378
    1,300 Indiana Hlth & Ed Fac Fin Auth Hosp
             Rev Cmnty Fndtn Northwest IN .......................        5.500      03/01/37        1,309,074
    3,500 Indiana Hlth & Ed Fac Fin Auth Hosp
             Rev Cmnty Proj Ser A
             (AMBAC Insd) .......................................        5.000      05/01/35        3,605,105


          INDIANA (CONTINUED)
    4,000 Indiana Hlth Fac Fin Auth Rev
             Deaconess Hosp Ser A
             (AMBAC Insd) .......................................        5.375      03/01/34        4,219,480
    6,612 Indiana St Hsg & Cmnty Dev Auth
             Single Family Mtg Rev Ser D1 (GNMA
             Collateralized) (AMT) (b) ..........................        4.625      07/01/38        6,120,971
    1,280 North Adams, IN Cmnty Sch
             Renovation Bldg Corp Cap
             Apprec First Mtg (FSA
             Insd) (a) ..........................................          *        01/15/19          767,078
    1,500 Petersburg, IN Pollutn Ctl Rev IN
             Pwr & Lt (AMT) .....................................        5.950      12/01/29        1,579,905
    1,605 Richland Beanblossom, IN Sch
             First Mtg (FGIC Insd)
             (Prerefunded @ 7/15/11) (a) ........................        5.500      07/15/12        1,704,478
    2,530 Vigo Cnty, IN Sch Bldg Corp
             First Mtg Impt & Rfdg (FSA
             Insd) (Prerefunded @
             1/10/13) ...........................................        5.250      07/10/24        2,701,711
                                                                                                 ------------
                                                                                                   26,381,716
                                                                                                 ------------
          IOWA  1.8%
    1,685 Des Moines, IA Pub Pkg Sys Ser
             A (FGIC Insd) (a) ..................................        5.750      06/01/15        1,769,418
    1,785 Des Moines, IA Pub Pkg Sys Ser
             A (FGIC Insd) (a) ..................................        5.750      06/01/16        1,874,910
    2,750 Tobacco Settlement Auth IA Tob
             Settlement Rev Asset Bkd Ser C .....................        5.375      06/01/38        2,705,038
    6,700 Tobacco Settlement Auth IA Tob
             Settlement Rev Ser C ...............................        5.500      06/01/42        6,663,418
    2,750 Tobacco Settlement Auth IA Tob
             Settlement Rev Ser C ...............................        5.625      06/01/46        2,765,318
                                                                                                 ------------
                                                                                                   15,778,102
                                                                                                 ------------
          KANSAS  0.7%
    3,810 Kansas St Dev Fin Auth Rev KS
             Proj Ser N (AMBAC Insd) (a) ........................        5.250      10/01/22        3,995,661


          KANSAS (CONTINUED)
    1,100 Labette Cnty, KS Hosp Rev Rfdg
             & Impt Ser A .......................................        5.750      09/01/37        1,130,096
    1,250 Lenexa, KS Hlthcare Fac Rev
             Rfdg & Impt ........................................        5.500      05/15/39        1,269,275
                                                                                                 ------------
                                                                                                    6,395,032
                                                                                                 ------------
          KENTUCKY  2.9%
    1,000 Kenton Cnty, KY Arpt Brd Rev
             Cincinnati/Northn KY Intl Arpt
             Rfdg Ser A (MBIA Insd)
             (AMT) ..............................................        6.200      03/01/08        1,013,430
    3,690 Kenton Cnty, KY Arpt Brd Rev
             Cincinnati/Northn KY Intl Arpt
             Rfdg Ser A (MBIA Insd)
             (AMT) (a) ..........................................        6.250      03/01/09        3,811,549
    5,900 Kentucky Hsg Corp Hsg Rev
             Ser A (AMT) (b) ....................................        4.650      07/01/37        5,542,608
    2,450 Louisville & Jefferson Cnty, KY
             Swr Ser A (MBIA Insd) (a) ..........................        5.500      05/15/16        2,625,151
   12,390 Louisville & Jefferson Cnty, KY
             Metro Govt Hlth Sys Rev (b) ........................        5.250      10/01/36       12,455,130
                                                                                                 ------------
                                                                                                   25,447,868
                                                                                                 ------------
          LOUISIANA  1.9%
    4,395 Ernest N Morial New Orleans,
             LA Exhib Hall Auth Spl Tax
             Sub Ser A (AMBAC Insd) .............................        5.250      07/15/22        4,606,356
    3,000 Lafayette, LA Util Rev (MBIA
             Insd) ..............................................        5.250      11/01/21        3,194,940
    2,450 Louisiana Hsg Fin Agy Rev
             Azalea Estates Rfdg Ser A
             (GNMA Collateralized) (AMT) ........................        5.375      10/20/39        2,511,960
    6,600 Louisiana St Gas & Fuels Tax
             Rev Ser A (FGIC
             Insd) (b) ..........................................        5.000      05/01/41        6,790,344
                                                                                                 ------------
                                                                                                   17,103,600
                                                                                                 ------------
          MARYLAND  1.4%
      470 Baltimore, MD Convention Ctr
             Hotel Rev Ser A (XLCA Insd) (b) ....................        5.250      09/01/24          504,379
    2,530 Baltimore, MD Convention Ctr
             Hotel Rev Ser A (XLCA Insd) (b) ....................        5.250      09/01/25        2,715,064


          MARYLAND (CONTINUED)
    1,635 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev
             (AMT)  (d) .........................................        5.100      09/01/37        1,644,172
    2,500 Maryland St Hlth & Higher Ed
             Fac Auth Rev MD Inst College
             of Art .............................................        5.000      06/01/40        2,450,425
    2,250 Maryland St Trans Auth Arpt
             Baltimore/WA Intl Arpt Ser B
             (AMBAC Insd) (AMT) .................................        5.125      03/01/24        2,329,695
    2,350 Northeast, MD Waste Disp Auth
             Rfdg (AMBAC Insd) (AMT) ............................        5.500      04/01/16        2,494,948
                                                                                                 ------------
                                                                                                   12,138,683
                                                                                                 ------------
          MASSACHUSETTS  4.5%
    2,760 Massachusetts St Fltg Cons Ln
             Ser A (FGIC Insd) (b) (i) ..........................        4.149      05/01/37        2,743,440
      500 Massachusetts St Hlth & Ed Fac
             Auth Rev Hlthcare Sys
             Covenant Hlth ......................................        6.000      07/01/31          530,420
       35 Massachusetts St Hlth & Ed Fac
             Auth Rev Ser C .....................................        5.750      07/01/32           37,597
      965 Massachusetts St Hlth & Ed Fac
             Auth Rev Ser C (Prerefunded
             @ 7/01/11) .........................................        5.750      07/01/32        1,040,260
    5,835 Massachusetts St Hlth & Ed Fac
             Auth Rev Univ MA Mem Issue
             Ser D ..............................................        5.000      07/01/33        5,722,560
    7,698 Massachusetts St Hsg Fin Agy
             Hsg Rev Single Family Hsg Ser 126
             (AMT) (b) ..........................................        4.550      06/01/27        7,312,330
    5,540 Massachusetts St Hsg Fin Agy
             Hsg Rev Single Family Hsg Ser 126
             (AMT) (b) ..........................................        4.700      06/01/38        5,586,688


          MASSACHUSETTS (CONTINUED)
    1,980 Massachusetts St Hsg Fin Agy
             Hsg Rev Single Family Hsg Ser 126
             (AMT) (b) ..........................................        4.625      06/01/32        1,862,883
    1,000 Massachusetts St Hsg Fin Agy
             Hsg Ser A (AMT) ....................................        5.100      12/01/27        1,012,660
    2,805 Massachusetts St Port Auth Rev
             Ser A (MBIA Insd) ..................................        5.000      07/01/22        2,913,946
    6,340 Massachusetts St Sch Bldg Auth
             Dedicated Sales Tax Rev Ser A (b) ..................        4.500      08/15/35        6,554,514
    4,500 Massachusetts St Wtr Res Auth
             Gen Ser A (b) ......................................        5.000      08/01/41        4,643,168
                                                                                                 ------------
                                                                                                   39,960,466
                                                                                                 ------------
          MICHIGAN  4.2%
    3,015 Detroit, MI Downtown Dev Auth
             Tax Increment Rev Ser C1 ...........................          *        07/01/17        1,864,989
    3,050 Detroit, MI Downtown Dev Auth
             Tax Increment Rev Ser C1 (a) .......................          *        07/01/18        1,787,879
    3,050 Detroit, MI Downtown Dev Auth
             Tax Increment Rev Ser C1 (a) .......................          *        07/01/19        1,689,669
    3,050 Detroit, MI Downtown Dev Auth
             Tax Increment Rev Ser C1 (a) .......................          *        07/01/22        1,433,134
    3,050 Detroit, MI Downtown Dev Auth
             Tax Increment Rev Ser C1 (a) .......................          *        07/01/23        1,360,239
    3,050 Detroit, MI Downtown Dev Auth
             Tax Increment Rev Ser C1 (a) .......................          *        07/01/24        1,290,852
    2,965 Detroit, MI Wtr Supply Sys Ser C
             (MBIA Insd) (a) ....................................        5.250      07/01/20        3,136,851
    3,500 Grand Rapids, MI Downtown
             Dev Cap Apprec (MBIA Insd) .........................          *        06/01/15        2,524,620
    2,765 Grand Rapids, MI Downtown
             Dev Cap Apprec (MBIA Insd) .........................          *        06/01/16        1,901,463
    2,000 Grand Rapids, MI Wtr Supply
             Sys Rfdg (FGIC Insd) ...............................        5.750      01/01/13        2,118,520
    2,000 Kent Hosp Fin Auth MI Rev
             Metro Hosp Proj Ser A ..............................        6.000      07/01/35        2,139,440


          MICHIGAN (CONTINUED)
    4,000 Michigan St Bldg Auth Rev Fac
             Pgm Rfdg Ser III (FSA Insd)
             (Prerefunded @ 10/15/12) ...........................        5.000      10/15/26        4,219,720
    2,850 Michigan St Hosp Fin Auth Rev
             Ascension Hlth Cr Ser A
             (MBIA Insd) (Prerefunded @
             11/15/09) ..........................................        5.750      11/15/18        2,995,094
    2,500 Michigan St Strategic Fd Detroit
             Edison Co Proj Rfdg Ser C
             (XLCA Insd) (AMT) ..................................        5.450      12/15/32        2,616,575
    2,500 Michigan St Strategic Fd Detroit
             Edison Co Proj Ser A (XLCA
             Insd) (AMT) ........................................        5.500      06/01/30        2,647,575
    2,500 Michigan St Strategic Fd Detroit
             Edison Pollutn Ctl Rfdg
             (AMBAC Insd) (h) ...................................        4.850      09/01/30        2,573,075
    1,000 Michigan St Strategic Fd
             Detroit Edison Pollutn Ctl Rfdg
             Ser B (AMT) ........................................        5.650      09/01/29        1,036,230
                                                                                                 ------------
                                                                                                   37,335,925
                                                                                                 ------------
          MINNESOTA  1.5%
    1,250 Dakota Cnty, MN Cmnty Dev
             Agy Multi-Family Hsg Rev
             Commons on Marice Proj Rfdg
             Ser A ..............................................        5.000      05/01/42        1,163,537
    1,175 Maple Grove, MN Hlthcare Fac
             Rev North Mem Hlthcare .............................        5.000      09/01/35        1,174,072
    5,000 Minneapolis & Saint Paul, MN
             Metro Arpt Comm Arpt Rev
             Ser A (FGIC Insd)
             (Prerefunded @ 1/01/09) ............................        5.125      01/01/31        5,142,300
       50 Minnesota Agric & Econ Dev Brd
             Rev Hlthcare Ser A (MBIA
             Insd) ..............................................        5.750      11/15/26           51,233
    2,750 Minnesota Agric & Econ Dev Brd
             Rev Hlthcare Ser A (MBIA
             Insd) (Prerefunded @
             11/15/07) ..........................................        5.750      11/15/26        2,819,987


          MINNESOTA (CONTINUED)
    1,100 Saint Paul, MN Hsg & Redev
             Auth Hosp Rev Hlth East Proj .......................        6.000      11/15/30        1,174,954
    1,250 Saint Paul, MN Hsg & Redev
             Auth Hosp Rev Hlth East Proj .......................        6.000      11/15/35        1,332,563
                                                                                                 ------------
                                                                                                   12,858,646
                                                                                                 ------------
          MISSOURI  3.1%
      245 Cape Girardeau Cnty, MO Indl
             Dev Auth Hlthcare Fac Rev
             Southeast MO Hosp Assoc ............................        5.625      06/01/27          252,811
    1,255 Cape Girardeau Cnty, MO Indl
             Dev Auth Hlthcare Fac Rev
             Southeast MO Hosp Assoc
             (Prerefunded @ 6/01/12) ............................        5.625      06/01/27        1,348,598
    1,250 Cole Cnty, MO Indl Dev Auth Sr
             Living Fac Rev Lutheran Svc
             Heisinger Proj .....................................        5.500      02/01/35        1,290,625
    1,625 Jefferson Cnty, MO Reorg Sch
             Dist No R-6 (FGIC Insd) ............................        5.625      03/01/20        1,693,396
    2,500 Joplin, MO Indl Dev Auth Indl
             Rev Rfdg Christian Homes Inc
             Ser F ..............................................        5.750      05/15/26        2,526,775
    1,000 Joplin, MO Indl Dev Auth Indl
             Rev Rfdg Christian Homes Inc
             Ser F ..............................................        5.750      05/15/31        1,005,480
    1,500 Kansas City, MO Metro Cmnty
             Leasehold Jr College Impt &
             Rfdg (FGIC Insd) (Prerefunded
             @ 7/01/11) .........................................        5.500      07/01/17        1,589,970
    3,275 Missouri Jt Muni Elec Util
             Comnty Pwr Proj Rev Plum
             Point Proj (MBIA Insd) .............................        5.000      01/01/26        3,392,048
    1,250 Saint Charles, MO Ctf Partn Ser B .....................        5.500      05/01/18        1,317,800
    1,250 Saint Louis Cnty, MO Indl Dev Auth
             Sr Living Fac Rev Friendship
             Vlg West Cnty Ser A ................................        5.375      09/01/21        1,284,225
    3,025 Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield Branson
             Arpt Ser B (AMT) (AMBAC Insd) (b) ..................        4.550      07/01/29        2,858,806
    3,675 Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield Branson
             Arpt Ser B (AMT) (AMBAC Insd) (b) ..................        4.600      07/01/36        3,473,096


          MISSOURI (CONTINUED)
    6,000 Springfield, MO Pub Util Rev
             (FGIC Insd) ........................................        4.500      08/01/36        5,824,020
                                                                                                 ------------
                                                                                                   27,857,650
                                                                                                 ------------
          NEBRASKA  0.9%
    2,615 Omaha Pub Pwr Dist NE Elec
             Rev Sys Ser A ......................................        5.000      02/01/34        2,691,698
    4,820 Omaha Pub Pwr Dist NE Elec Rev
             Sub Sys Ser AA (FGIC Insd) (b) .....................        4.500      02/01/34        4,876,683
                                                                                                 ------------
                                                                                                    7,568,381
                                                                                                 ------------
          NEVADA  2.8%
    8,000 Clark Cnty, NV Arpt Rev Sub
             Lien Ser A-2 (FGIC Insd) ...........................        5.000      07/01/36        8,204,080
    4,900 Clark Cnty, NV Indl Dev Rev Southwest
             Gas Corp Proj Ser A (FGIC) (b) .....................        4.750      09/01/36        4,803,666
    3,000 Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Ser
             A (AMBAC Insd) (AMT) ...............................        5.250      07/01/34        3,113,400
    3,500 Clark Cnty, NV Indl Dev
             Southwest Gas Corp Proj Ser
             D1 (FGIC Insd) (AMT) ...............................        5.250      03/01/38        3,642,415
    3,460 Reno, NV Hosp Rev Regl Med
              Ctr Proj Ser A (b) ................................        5.250      06/01/37        3,492,835
    1,500 Reno, NV Sr Lien Retrac Reno
             Trans Proj (AMBAC Insd)
             (Prerefunded @ 6/01/12) ............................        5.125      06/01/32        1,582,515
                                                                                                 ------------
                                                                                                   24,838,911
                                                                                                 ------------
          NEW HAMPSHIRE  0.2%
    1,000 New Hampshire Hlth & Ed Fac
             Auth Rev Derryfield Sch ............................        7.000      07/01/30        1,071,900
    1,000 New Hampshire St Bus Fin Auth
             Wtr Fac Rev Pennichuck
             Wtrwks Inc (AMBAC Insd)
             (AMT) ..............................................        6.300      05/01/22        1,021,680
                                                                                                 ------------
                                                                                                    2,093,580
                                                                                                 ------------


          NEW JERSEY  7.3%
    1,200 New Jersey Econ Dev Auth Cig
             Tax ................................................        5.750      06/15/29        1,278,852
    1,500 New Jersey Econ Dev Auth Cig
             Tax ................................................        5.750      06/15/34        1,591,320
    3,000 New Jersey Econ Dev Auth Rev
             Motor Vehicle Sur Rev Ser A
             (MBIA Insd) ........................................        5.000      07/01/23        3,144,870
   25,000 New Jersey Econ Dev Auth St
             Contract Econ Recovery
             (MBIA Insd) ........................................        5.900      03/15/21       29,076,000
    1,835 New Jersey St Ed Fac Auth
             Higher Ed Cap Impt Ser A
             (AMBAC Insd) (Prerefunded @
             9/01/12) ...........................................        5.250      09/01/21        1,955,578
    6,000 New Jersey St Tpk Auth Tpk
             Rev Ser C-1 (AMBAC Insd) ...........................        5.000      01/01/35        6,106,260
    2,095 New Jersey St Trans Tr Fd Auth
             Trans Sys Ser A ....................................        5.750      06/15/17        2,344,326
    7,500 Tobacco Settlement Fin Corp NJ
             Ser 1A .............................................        4.750      06/01/34        6,720,075
   14,000 Tobacco Settlement Fin Corp NJ
             Ser 1A (b) .........................................        5.000      06/01/41       12,919,200
                                                                                                 ------------
                                                                                                   65,136,481
                                                                                                 ------------
          NEW MEXICO  0.2%
    1,250 Jicarilla, NM Apache Nation Rev
             Ser A (Acquired 10/23/03,
             Cost 1,275,475) (f) ................................        5.500      09/01/23        1,331,888
                                                                                                 ------------

          NEW YORK  12.2%
    1,750 Liberty, NY Dev Corp Rev
             Goldman Sachs
             Headquarters .......................................        5.250      10/01/35        1,860,968
    2,700 Long Island Pwr Auth NY Elec
             Sys Rev Gen Ser B ..................................        5.000      12/01/35        2,788,398
    3,000 Metropolitan Trans Auth NY
             Commuter Fac Rev Ser A
             (MBIA Insd) (Prerefunded @
             1/01/08) ...........................................        5.625      07/01/27        3,069,000


          NEW YORK (CONTINUED)
    2,500 Metropolitan Trans Auth NY Rev
             Rfdg Ser A (FGIC Insd) .............................        5.250      11/15/31        2,621,975
   13,120 Metropolitan Trans Auth NY
             Rev Trans Ser B (b) ................................        4.500      11/15/36       13,348,485
    1,000 Nassau Cnty, NY Tob
             Settlement Corp Asset Bkd
             Ser A-3 ............................................        5.000      06/01/35          973,410
    2,000 Nassau Cnty, NY Tob
             Settlement Corp Asset Bkd
             Ser A-3 ............................................        5.125      06/01/46        1,962,500
      445 New York City Ser C (a) ...............................        7.000      08/15/08          446,144
      690 New York City Ser H
             (Prerefunded @ 3/15/11) ............................        5.750      03/15/13          743,820
    1,700 New York City Ser I ...................................        6.000      04/15/12        1,719,924
    1,775 New York City Tob Tr IV
             Settlement Pass Thru Ser A .........................        5.000      06/01/42        1,711,668
   16,930 New York City Trans Auth Trans
             Fac Livingston Plaza Proj Rfdg
             Ser 1993 (FSA Insd) (c) ............................        5.400      01/01/18       18,469,445
    3,810 New York City Trans Future Tax
             Second Ser C (AMBAC Insd) ..........................        5.250      08/01/20        4,021,265
    2,000 New York City Trans Future Tax
             Second Ser C (AMBAC Insd) ..........................        5.250      08/01/22        2,107,660


          NEW YORK (CONTINUED)
    1,495 New York City Trans Future Tax
             Second Ser C (AMBAC Insd)
             (Prerefunded @ 8/01/12) ............................        5.250      08/01/20        1,596,032
    4,545 New York City Trans Future Tax
             Second Ser D (MBIA Insd) ...........................        5.250      02/01/21        4,803,474
    2,500 New York St Dorm Auth Lease
             Rev Muni Hlth Fac Impt Pgm
             Ser A (FSA Insd) ...................................        5.500      05/15/25        2,553,125
    7,485 New York St Dorm Auth Rev
             City Univ Sys Ser C ................................        7.500      07/01/10        7,952,588
    3,000 New York St Dorm Auth Rev
             Hosp (MBIA Insd) ...................................        5.000      08/01/33        3,088,320
    2,000 New York St Dorm Auth Rev
             Sch Dist Fin Pgm Ser D (MBIA
             Insd) ..............................................        5.500      10/01/17        2,151,420
    2,000 New York St Dorm Auth Rev St
             Univ Ed Fac 1989 Res (MBIA
             Insd) (Prerefunded @ 5/15/10) ......................        6.000      05/15/16        2,139,040
    3,000 New York St Dorm Auth Rev St
             Univ Ed Fac (FGIC Insd)
             (Prerefunded @ 5/15/10) ............................        5.750      05/15/24        3,188,850
    2,840 New York St Loc Govt
             Assistance Corp Rfdg Ser E .........................        6.000      04/01/14        3,124,142
    1,500 New York St Urban Dev Corp
             Rev Correctional Fac ...............................        5.500      01/01/13        1,584,465
   12,080 Port Auth NY & NJ (b) .................................        5.000      10/01/35       12,505,940
    3,000 Port Auth NY & NJ Spl Oblig
             Rev Spl Proj JFK Intl Arpt
             Terminal 6 (MBIA Insd)
             (AMT) ..............................................        5.750      12/01/22        3,075,540
    3,000 Port Auth NY & NJ Spl Oblig
             Rev Spl Proj JFK Intl Arpt
             Terminal 6 (MBIA Insd)
             (AMT) ..............................................        5.750      12/01/25        3,016,350


          NEW YORK (CONTINUED)
    1,700 Westchester, NY Tob Asset Sec
             Corp ...............................................        5.125      06/01/38        1,686,842
                                                                                                 ------------
                                                                                                  108,310,790
                                                                                                 ------------
          NORTH CAROLINA  4.6%
    2,000 Charlotte, NC Ctf Partn
             Convention Fac Proj Rfdg Ser A .....................        5.500      08/01/19        2,151,020
    4,000 North Carolina Eastern Muni Pwr
             Agy Pwr Sys Rev Ser D ..............................        6.750      01/01/26        4,248,640
   25,000 North Carolina Muni Pwr Agy No
             1 Catawba Elec Rev Rfdg
             (MBIA Insd) ........................................        6.000      01/01/12       27,147,250
    7,520 North Carolina Med Care Commn Hlth
             Sys Rev Mission Hlth Combined
             Group (b) ..........................................        5.000      10/01/36        7,582,153
                                                                                                 ------------
                                                                                                   41,129,063
                                                                                                 ------------
          NORTH DAKOTA  0.2%
      630 North Dakota St Hsg Fin Agy
             Rev Hsg Fin Pgm Home Mtg
             Fin Ser B (MBIA Insd) (AMT) ........................        5.500      07/01/29          637,043
    1,500 Ward Cnty, ND Hlthcare Fac
             Rev Trinity Ovligated Group
             Rfdg ...............................................        5.125      07/01/29        1,504,185
                                                                                                 ------------
                                                                                                    2,141,228
                                                                                                 ------------
          OHIO  3.0%
    1,000 Cleveland, OH Muni Sch Dist
             (FSA Insd) .........................................        5.250      12/01/23        1,064,810
    3,000 Columbus, OH City Sch Dist Sch
             Fac Constr & Impt (FSA Insd)
             (Prerefunded @ 12/01/14) ...........................        5.250      12/01/22        3,257,370
    2,000 Cuyahoga Cnty, OH Hosp Fac
             Rev Canton Inc Proj ................................        7.500      01/01/30        2,176,600
    1,000 Delaware Cnty, OH Cap Fac
             (Prerefunded @ 12/01/10) ...........................        6.000      12/01/25        1,077,190
    1,000 Hamilton, OH One Renaissance
             Ctr Ser A (AMBAC Insd) .............................        5.500      11/01/16        1,071,420


          OHIO (CONTINUED)
    1,000 Lorain Cnty, OH Hosp Rev
             Catholic Hlthcare Ser S ............................        5.375      10/01/30        1,028,960
    2,000 Lorain, OH City Sch Dist
             Classroom Fac Impt (MBIA
             Insd) (Prerefunded @
             12/01/12) ..........................................        5.250      12/01/20        2,135,484
   13,460 Ohio St Air Quality Dev Auth Rev
             (FGIC Insd) (b) ....................................        4.800      09/01/36       13,339,499
    1,000 Ohio St Higher Ed Fac Commn
             Rev Hosp Univ Hosp Hlth Sys
             Inc Ser A ..........................................        5.250      01/15/46        1,016,370
                                                                                                 ------------
                                                                                                   26,167,703
                                                                                                 ------------
          OKLAHOMA  1.4%
    1,505 Alva, OK Hosp Auth Hosp Rev
             Sales Tax (Radian Insd) ............................        5.250      06/01/25        1,557,133
    1,500 Jenks, OK Aquarium Auth Rev
             First Mtg (MBIA Insd)
             (Prerefunded @ 7/01/10) ............................        6.100      07/01/30        1,608,855
    1,575 Oklahoma City, OK Arpt Tr Jr
             Lien 27th Ser B (FSA Insd)
             (AMT) ..............................................        5.750      07/01/16        1,638,000
    1,000 Oklahoma City, OK Pub Ppty
             Auth Hotel Tax Rev (FGIC
             Insd) ..............................................        5.250      10/01/29        1,067,980
    6,220 Tulsa Cnty, OK Indl Auth
             Hlthcare Rev Saint Francis
             Hlth Sys (b) .......................................        5.000      12/15/36        6,258,999
                                                                                                 ------------
                                                                                                   12,130,967
                                                                                                 ------------
          OREGON  2.2%
    5,350 Oregon Hlth Sciences Univ Insd
             Ser A (MBIA Insd) ..................................        5.250      07/01/22        5,622,101


          OREGON (CONTINUED)
    5,060 Oregon St Dept Admin Rfdg Ser
             C (MBIA Insd) ......................................        5.250      11/01/17        5,321,248
    3,000 Oregon St Hsg & Cmnty Svcs Mtg
             Rev Ser B (AMT) (b) ................................        4.750      07/01/27        2,910,952
    1,340 Oregon St Hsg & Cmnty Svcs Mtg
             Rev Ser B (AMT) (b) ................................        4.800      07/01/32        1,300,226
    1,900 Oregon St Hsg & Cmnty Svcs Mtg
             Rev Ser B (AMT) (b) ................................        4.850      07/01/37        1,843,603
    1,985 Portland, OR Urban Renewal &
             Redev Downtown Wtrfront Ser
             A (AMBAC Insd) .....................................        5.750      06/15/16        2,104,040
                                                                                                 ------------
                                                                                                   19,102,170
                                                                                                 ------------
          PENNSYLVANIA  3.6%
    2,750 Allegheny Cnty, PA Hosp Dev
             Auth Rev Hlth Sys West PA Ser A ....................        5.000      11/15/28        2,586,732
      575 Allegheny Cnty, PA Rfdg Ser
             C-53 (FGIC Insd) ...................................        5.500      11/01/14          606,912
      230 Allegheny Cnty, PA San Auth
             Swr Rev (MBIA Insd) ................................        5.500      12/01/30          242,300
    2,760 Falls Twp, PA Hosp Auth Hosp
             Rev DE Vly Med Rfdg
             (FHA Gtd) ..........................................        7.000      08/01/22        2,775,373
    1,000 Greensburg Salem, PA Sch Dist
             Rfdg (FGIC Insd) ...................................        5.375      09/15/15        1,066,070
    1,000 Lehigh Cnty, PA Gen Purp Auth
             Rev St Lukes Hosp Bethlehem
             PA (i) .............................................        4.611      08/15/42          970,000
       60 Penn Hills, PA (FGIC Insd)
             (Prerefunded @ 12/01/07) ...........................        5.900      12/01/17           60,422
    1,600 Pennsylvania Hsg Fin Agy
             Single Family Mtg Rev Ser
             94-A (AMT) .........................................        5.100      10/01/31        1,607,840
    9,020 Pennsylvania St Pub Sch Bldg Auth
             Lease Rev Sch Dist Philadelphia
              Proj Ser B (b) ....................................        4.500      06/01/32        8,750,302
    2,600 Philadelphia, PA Auth Indl Dev
             Lease Rev Ser B (FSA Insd) .........................        5.500      10/01/16        2,781,896
    1,000 Philadelphia, PA Auth Indl Dev
             PA Arpt Sys Proj Ser A (FGIC
             Insd) (AMT) ........................................        5.125      07/01/19        1,029,920


          PENNSYLVANIA (CONTINUED)
    2,400 Philadelphia, PA Gas Wks Rev
             1998 Gen Ordinance Ser 4
             (FSA Insd) .........................................        5.250      08/01/22        2,518,800
    2,350 Pittsburgh, PA Ser A (AMBAC
             Insd) ..............................................        5.500      09/01/16        2,492,974
    2,220 Pittsburgh, PA Ser A (AMBAC
             Insd) (Prerefunded @
             3/01/12) ...........................................        5.500      09/01/16        2,374,889
    1,795 Ridley Park, PA Hosp Auth Rev
             Taylor Hosp Ser A (c) ..............................        6.000      12/01/13        1,904,657
                                                                                                 ------------
                                                                                                   31,769,087
                                                                                                 ------------
          SOUTH CAROLINA  6.8%
    2,375 Berkeley Cnty, SC Sch Dist Ctf
             Partn Berkeley Sch Fac Grp
             Inc (MBIA Insd) (c) ................................        5.250      02/01/16        2,524,672
   13,500 Charleston Ed Excellence Fin
             Corp SC Rev (b) ....................................        5.250      12/01/25       14,239,530
    6,510 Charleston Ed Excellence Fin
             Corp SC Rev (AGC Insd) (b) .........................        5.250      12/01/28        6,882,502
    3,490 Charleston Ed Excellence Fin
             Corp SC Rev (AGC Insd) (b) .........................        5.250      12/01/30        3,689,698
    5,000 Kershaw Cnty, SC Pub Sch Fndt
             Kershaw Cnty Sch Dist Proj
             (CIFG Insd) ........................................        5.000      12/01/25        5,194,300
    2,080 Laurens Cnty, SC Sch Dist No
             55 Installment Pur Rev .............................        5.250      12/01/30        2,152,197
    2,300 Medical Univ SC Hosp Auth Fac
             Rev Mtg Rfdg Ser A (MBIA
             Insd) ..............................................        5.250      08/15/25        2,423,602
    1,840 Myrtle Beach, SC Hospitality
             Fee Rev Ser A (FGIC Insd) (a) ......................        5.375      06/01/21        1,972,811
    1,935 Myrtle Beach, SC Hospitality
             Fee Rev Ser A (FGIC Insd) (a) ......................        5.375      06/01/22        2,074,668
    1,100 South Carolina Jobs Econ Dev
             Auth Hlthcare Fac Rev Rfdg
             First Mtg Lutheran Homes ...........................        5.500      05/01/28        1,100,308


          SOUTH CAROLINA (CONTINUED)
    4,500 South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser A (AMBAC Insd) ............................        5.200      11/01/27        4,696,380
    3,750 South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser B (AMBAC Insd)
             (AMT) ..............................................        5.450      11/01/32        3,914,138
    9,290 South Carolina Trans
             Infrastructure Bk Rev Ser A
             (AMBAC Insd) .......................................        5.000      10/01/33        9,574,460
                                                                                                 ------------
                                                                                                   60,439,266
                                                                                                 ------------
          SOUTH DAKOTA  1.0%
    2,250 Deadwood, SD Ctf Partn (ACA
             Insd) ..............................................        6.375      11/01/20        2,362,972
    4,500 South Dakota Hsg Dev Auth
             Homeownership Mtg Ser E (b) ........................        4.625      05/01/36        4,182,323
    1,000 South Dakota St Hlth & Ed Fac
             Auth Rev Childrens Care Hosp
             Rfdg (Prerefunded @
             11/01/09) ..........................................        6.125      11/01/29        1,058,250
      845 South Dakota St Hlth & Ed Fac
             Auth Vocational Ed Pgm Ser A
             (AMBAC Insd) .......................................        5.400      08/01/13          858,148
                                                                                                 ------------
                                                                                                    8,461,693
                                                                                                 ------------
          TENNESSEE  2.1%
    4,345 Chattanooga, TN Hlth Ed & Hsg
             Fac Brd Rev CDFI Phase I
             LLC Proj Rfdg Ser A ................................        5.125      10/01/35        4,274,698
    3,500 Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Rfdg Ser A (MBIA Insd) ........................        7.500      07/01/25        4,112,570
    6,000 Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Ser A .........................................        5.500      07/01/36        6,193,800
      410 Montgomery Cnty, TN Pub Impt
             Rfdg (FGIC Insd) (a) ...............................        5.500      05/01/16          437,745


          TENNESSEE (CONTINUED)
    2,000 Sullivan Cnty, TN Hlth Ed & Hsg
             Fac Brd Hosp Rev Wellmont
             Hlth Sys Proj Ser C ................................        5.250      09/01/36        2,010,660
    1,495 Tennessee Hsg Dev Agy
             Homeownership Prog 2006
             (AMT) ..............................................        5.150      01/01/37        1,504,568
                                                                                                 ------------
                                                                                                   18,534,041
                                                                                                 ------------
          TEXAS  10.9%
    1,370 Alliance Arpt Auth Inc TX Spl
             Fac Rev FedEx Corp Proj Rfdg
             (AMT) ..............................................        4.850      04/01/21        1,343,751
    2,685 Beaumont, TX Wtrwks & Swr
             Sys (FGIC Insd) (Prerefunded
             @ 9/01/10) (a) .....................................        6.250      09/01/15        2,874,427
      300 Brazos Cnty, TX Hlth Fac Dev
             Oblig Grp ..........................................        5.375      01/01/32          307,170
    4,000 Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Impt & Rfdg Ser A
             (FGIC Insd) (AMT) ..................................        5.500      11/01/31        4,164,640
    4,000 Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Ser A (FGIC Insd)
             (AMT) ..............................................        5.750      11/01/30        4,127,600
    1,000 Harris Cnty, TX Hlth Fac Dev
             Mem Hermann Hlthcare Ser A
             (Prerefunded @ 6/01/11) ............................        6.375      06/01/29        1,096,080
    4,820 Harris Cnty, TX Toll Rd (AMBAC
             Insd) (Prerefunded @
             8/15/09) ...........................................          *        08/15/18        2,399,348
    1,000 Harris Cnty, TX Toll Rd (AMBAC
             Insd) (Prerefunded @
             8/15/09) ...........................................          *        08/15/21          404,950
    4,000 Harris Cnty, TX Toll Rd Sub Lien
             Rfdg (Prerefunded @
             8/01/08) ...........................................        5.000      08/01/33        4,050,520
    7,250 Harris Cnty-Houston, TX Sports
             Auth Spl Rev Jr Lien Rfdg Ser
             B (MBIA Insd) ......................................        5.250      11/15/40        7,519,555


          TEXAS (CONTINUED)
    1,000 Houston, TX Arpt Sys Rev Sub
             Lien Ser A (FSA Insd) (AMT) ........................        5.625      07/01/30        1,034,120
    5,105 Houston, TX Hotel Occupancy
             Tax & Spl Rev Convention &
             Entmt Ser B (AMBAC Insd) ...........................        5.750      09/01/15        5,456,734
      225 Houston, TX Pub Impt & Rfdg
             (FSA Insd) .........................................        5.750      03/01/15          237,127
    6,000 Houston, TX Util Sys Rev First
             Lien Rfdg Ser A (FSA Insd) .........................        5.250      05/15/21        6,364,740
    6,000 Houston, TX Util Sys Rev First
             Lien Rfdg Ser A (FGIC Insd) ........................        5.250      05/15/23        6,364,740
    2,750 Lower CO Riv Auth TX
             Transmission Proj Corp (FGIC
             Insd) ..............................................        5.000      05/15/33        2,794,825
    1,500 Mesquite, TX Hlth Fac Dev
             Retirement Fac Christian Care
             Ctr ................................................        5.625      02/15/35        1,537,755
    1,500 Mesquite, TX Hlth Fac Dev
             Retirement Fac Christian Care
             Ctr (Prerefunded @ 2/15/10) ........................        7.500      02/15/18        1,640,220
    1,100 Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp
             Proj ...............................................        7.200      01/01/21        1,130,778
    1,500 Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp
             Proj ...............................................        7.250      01/01/31        1,542,750
    1,500 North Central, TX Hlth Fac Dev
             Corp Rev Hosp Baylor
             Hlthcare Sys Proj Ser A ............................        5.125      05/15/29        1,513,755
    5,750 North Central, TX Hlth Fac Dev
             Corp Rev Hosp Childrens Med
             Ctr Dallas (AMBAC Insd) ............................        5.250      08/15/32        5,986,497
    1,000 Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac Buckingham
              Sr Living Cmnty Inc (d) ...........................        5.625      11/15/27        1,019,470
    1,750 Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac Buckingham
             Sr Living Cmnty Inc (d) ............................        5.750      11/15/37        1,785,927


          TEXAS (CONTINUED)
    8,000 Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckner Retirement Svcs Inc
             Proj ...............................................        5.250      11/15/37        8,145,840
    2,805 Tarrant Cnty, TX Regl Wtr Dist
             Wtr Rev Impt Rfdg (FSA
             Insd) ..............................................        5.250      03/01/19        2,952,263
      253 Texas Muni Pwr Agy Rev
             (AMBAC Insd) (c) ...................................          *        09/01/07          252,201
    3,272 Texas Muni Pwr Agy Rev
             (AMBAC Insd) .......................................          *        09/01/07        3,261,660
    1,305 Texas St Pub Ppty Fin Corp Rev
             Mental Hlth & Retardation
             Rfdg (FSA Insd) ....................................        5.500      09/01/13        1,306,566
    2,750 Texas St Vets Housing
             Assistance Pgm Vet Ser B
             (FHA Gtd) (AMT) ....................................        6.100      06/01/31        2,852,273
    1,000 Texas Tech Univ Rev Fin Sys
             Ser 7 (MBIA Insd)
             (Prerefunded @ 2/15/12) ............................        5.000      08/15/25        1,046,820
    1,500 Texas Wtr Dev Brd Rev St
             Revolving Fd Sr Lien Ser B .........................        5.250      07/15/17        1,545,885
    3,000 University of TX Univ Rev Fin
             Sys Ser A (Prerefunded @
             8/15/13) ...........................................        5.250      08/15/20        3,218,490
    2,500 University of TX Univ Rev Fin
             Sys Ser B (Prerefunded @
             8/15/13) ...........................................        5.250      08/15/20        2,682,075
    2,300 University of TX Univ Rev Fin
             Sys Ser C (Prerefunded @
             8/15/11) ...........................................        5.375      08/15/19        2,431,767
                                                                                                 ------------
                                                                                                   96,393,319
                                                                                                 ------------
          UTAH  0.1%
    1,000 Salt Lake Cnty, UT College Rev
             Westminster College Proj
             (Prerefunded @ 10/01/07) ...........................        5.750      10/01/27        1,013,040


          UTAH (CONTINUED)
       15 Utah St Hsg Fin Agy Single
             Family Mtg, Class II Ser B-2
             (FHA Gtd) (AMT) ....................................        6.250      07/01/14           15,274
                                                                                                 ------------
                                                                                                    1,028,314
                                                                                                 ------------
          VIRGINIA  2.3%
    1,320 Fairfax Cnty, VA Ctf Partn ............................        5.300      04/15/23        1,390,210
      800 Tobacco Settlement Fin Corp VA ........................        5.500      06/01/26          867,096
    5,920 Tobacco Settlement Fin Corp VA
             (Prerefunded @ 6/01/15) ............................        5.625      06/01/37        6,543,080
    3,160 Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (b) .........................        4.500      07/01/29        2,977,052
    3,660 Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (b) .........................        4.600      07/01/33        3,462,232
    5,480 Virginia St Hsg Auth Dev Comwlth
             Mtg Ser B (AMT) (b) ................................        4.850      01/01/36        5,309,764
                                                                                                 ------------
                                                                                                   20,549,434
                                                                                                 ------------
          WASHINGTON  4.6%
    2,500 Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser A (FSA
             Insd) ..............................................        5.500      07/01/18        2,656,500
    5,360 Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser B (FSA
             Insd) ..............................................        6.000      07/01/16        5,855,210
    2,500 Goat Hill Ppty WA Lease Rev
             Govt Office Bldg Proj (MBIA
             Insd) ..............................................        5.000      12/01/33        2,565,400
    4,400 King Cnty, WA Rfdg Ser B
             (MBIA Insd) ........................................        5.250      01/01/34        4,464,020
    7,720 Klickitat Cnty, WA Pub Util Dist
             No 001 Elec Rev Rfdg Ser B
             (FGIC Insd) (a) ....................................        5.000      12/01/25        8,086,005
    1,000 Port Seattle, WA Rev Ser B
             (MBIA Insd) (AMT) ..................................        5.625      02/01/24        1,037,920
    1,435 Radford Ct Ppty WA Student
             Hsg Rev (MBIA Insd) (a) ............................        6.000      06/01/15        1,529,696


          WASHINGTON (CONTINUED)
    1,585 Radford Ct Ppty WA Student
             Hsg Rev (MBIA Insd) (a) ............................        6.000      06/01/16        1,690,038
    1,000 Seattle, WA Muni Lt & Pwr Rev .........................        5.625      12/01/18        1,048,750
    1,250 Skagit Cnty, WA Pub Hosp Dist
             No 001 Skagit Vly Hosp .............................        5.500      12/01/30        1,282,225
    2,100 Spokane, WA Pub Fac Dist
             Hotel (MBIA Insd) ..................................        5.750      12/01/21        2,280,453
    3,000 Spokane, WA Pub Fac Dist
             Hotel Motel & Sales Use Tax
             (MBIA Insd) ........................................        5.250      09/01/33        3,136,890
    1,000 Spokane, WA Pub Fac Dist
             Hotel Motel & Sales Use Tax
             (MBIA Insd) ........................................        5.750      12/01/20        1,090,280
    1,350 Tacoma, WA Elec Sys Rev Rfdg
             Ser A (FSA Insd) ...................................        5.750      01/01/15        1,441,395
    1,650 Tacoma, WA Elec Sys Rev Rfdg
             Ser B (FSA Insd) ...................................        5.500      01/01/12        1,759,214
    1,000 Washington St Hsg Fin Commn
             Single Family Prog Ser 2A
             (GNMA Collateralized) (AMT) ........................        4.700      12/01/38          939,620
                                                                                                 ------------
                                                                                                   40,863,616
                                                                                                 ------------
          WEST VIRGINIA  0.4%
    3,750 West Virginia Univ Rev Impt
             Univ Proj Ser C (FGIC Insd) ........................        5.000      10/01/34        3,878,625
                                                                                                 ------------

          WISCONSIN  2.0%
    2,345 Appleton, WI Wtrwks Rev Rfdg
             (FGIC Insd) (Prerefunded @
             1/01/12) ...........................................        5.375      01/01/19        2,491,351
      510 Badger Tob Asset Sec Corp WI ..........................        6.375      06/01/32          538,285
    2,000 Southeast WI Professional
             Baseball Pk Dist Sales Tax
             Rev Rfdg Ser A (MBIA Insd) .........................        5.500      12/15/20        2,254,000
    7,520 Wisconson Hsg & Econ Dev Auth
             Home Ownership Rev Ser A (b) .......................        4.750      09/01/33        7,199,911


          WISCONSIN (CONTINUED)
    5,940 Wisconsin Hsg & Econ Dev
             Auth Home Ownership Rev Ser A (b) ..................        4.800      03/01/38        5,691,025
                                                                                                 ------------
                                                                                                   18,174,572
                                                                                                 ------------
          WYOMING  0.2%
    2,000 Sweetwater Cnty, WY Solid
             Waste Disp Rev FMC Corp
             Proj Rfdg (AMT) ....................................        5.600      12/01/35        2,080,120
                                                                                                 ------------

          GUAM  0.7%
    5,800 Guam Pwr Auth Rev Ser A
             (AMBAC Insd) .......................................        5.250      10/01/34        5,986,180
                                                                                                 ------------

          PUERTO RICO  2.1%
    2,980 Childrens Tr Fd PR Tob
             Settlement Rev .....................................        5.500      05/15/39        3,005,270
    2,855 Childrens Tr Fd PR Tob
             Settlement Rev .....................................        5.625      05/15/43        2,882,123
    1,110 Puerto Rico Comwlth Aqueduct
             & Swr Auth Rev Rfdg (Comwth
             Gtd) ...............................................        5.000      07/01/15        1,117,315
    2,000 Puerto Rico Comwlth Hwy &
             Tran Auth Hwy Rev Rfdg Ser W .......................        5.500      07/01/15        2,157,300
    4,000 Puerto Rico Comwlth Hwy &
             Tran Auth Hwy Rev Rfdg Ser Y
             (FSA Insd) .........................................        6.250      07/01/21        4,845,560
    1,000 Puerto Rico Indl Tourist Ed Med
             & Environmental Ctl Fac Fin
             Auth Higher Ed Rev .................................        5.375      02/01/19        1,020,010
    3,500 Puerto Rico Pub Bldg Auth Rev
             Govt Fac Ser I (Comwth Gtd) ........................        5.250      07/01/33        3,653,335
                                                                                                 ------------
                                                                                                   18,680,913
                                                                                                 ------------
          U.S. VIRGIN ISLANDS  0.5%
    1,000 Virgin Islands Pub Fin Auth
             Refinery Fac Rev Sr Sec
             Hovensa Refinery (AMT) .............................        4.700      07/01/22          968,580


          U.S. VIRGIN ISLANDS (CONTINUED)
    1,000 Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A
             (ACA Insd) (Prerefunded @
             10/01/10) ..........................................        6.125      10/01/29        1,078,660
    1,500 Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A .......................        6.375      10/01/19        1,612,305
    1,000 Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A
             (Prerefunded @ 10/01/10) (g) .......................        6.500      10/01/24        1,089,750
                                                                                               --------------
                                                                                                    4,749,295
                                                                                               --------------

TOTAL LONG-TERM INVESTMENTS 196.9%
   (Cost 1,697,538,410) ....................................................................    1,746,298,035

SHORT TERM INVESTMENTS 0.1%
   (Cost 500,000) ..........................................................................          500,000
                                                                                               --------------
TOTAL INVESTMENTS 197.0%
   (Cost 1,698,038,410) ....................................................................    1,746,798,035


LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (37.4%)
   (Cost (331,860,000))
   (331,860) Notes with interest rates ranging from 3.62% to 3.75% at
             July 31, 2007 and contractual maturities of collateral
             ranging From 2023 to 2047 (j) .................................................     (331,860,000)
                                                                                               --------------

TOTAL NET INVESTMENTS 159.6%
   (Cost 1,366,178,410) ....................................................................    1,414,938,035

OTHER ASSETS IN EXCESS OF LIABILITIES 1.0% .................................................        8,672,023

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (60.6%) .................................     (536,858,895)
                                                                                               --------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ..............................................   $  886,751,163
                                                                                               ==============


Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

     (a)  The Trust owns 100% of the outstanding bond issuance.
     (b)  Underlying security related to Inverse Floaters entered into by the Trust.
     (c)  Escrowed to Maturity
     (d)  Security purchased on a when-issued or delayed delivery basis.
     (e)  144A-Private Placement security which is exempt from registration under Rule 144A of the Securities
          Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

     (f)  Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.5%
          of net assets applicable to common shares.
     (g)  All or a portion of this security has been physically segregated in connection with open futures contracts.
     (h)  Variable Rate Coupon
     (i)  Floating Rate Coupon
     (j)  Floating Rate notes. The interest rates shown reflect the rates in effect at July 31, 2007.


ACA - American Capital Access
AGC - AGC Insured Custody Certificates
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Comwth - Commonwealth of Puerto Rico
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FHA/VA - Federal Housing Administration/Department of Veterans Affairs
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2007:

                                                                                           UNREALIZED
                                                                                          APPRECIATION/
                                                                   CONTRACTS              DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of 110,063 per contract) ...................         2,203               (2,168,579)
                                                                   ---------              ------------

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 20, 2007